4. EQUIPMENT	12 Months Ended
Dec. 31, 2023
Notes
4. EQUIPMENT

4.EQUIPMENT

Furniture and other equipment
Cost
As at January 1, 2022	$ 114,795
Additions during the year	2,531
Exchange adjustment	535
As at December 31, 2022	$ 117,861
Exchange adjustment	1,370
As at December 31, 2023	$ 119,231

Accumulated depreciation
As at January 1, 2022	$ 112,705
Depreciation for the year	1,923
Exchange adjustment	631
As at December 31, 2022	$ 115,259
Depreciation for the year	1,775
Exchange adjustment	1,343
As at December 31, 2023	$ 118,377

Net book value
As at January 1, 2022	$ 2,090
As at December 31, 2022	$ 2,602
As at December 31, 2023	$ 854